Risk information - Net exposure (Details) - SEK (kr) kr in Millions	Dec. 31, 2022	Dec. 31, 2021
Sub-classifications of financial information
Carrying amount of financial assets	kr 370,695	kr 323,941
Cash collateral under the security agreements for derivative contracts	10,691	10,417
Cash and cash equivalents
Sub-classifications of financial information
Carrying amount of financial assets	4,060	11,128
Treasuries/government bonds
Sub-classifications of financial information
Carrying amount of financial assets	15,048	10,872
Other interest-bearing securities except loans
Sub-classifications of financial information
Carrying amount of financial assets	57,144	45,881
Loans in the form of interest-bearing securities
Sub-classifications of financial information
Carrying amount of financial assets	54,257	46,578
Loans to credit institutions
Sub-classifications of financial information
Carrying amount of financial assets	22,145	20,775
Loans to the public
Sub-classifications of financial information
Carrying amount of financial assets	207,737	180,288
Derivatives
Sub-classifications of financial information
Carrying amount of financial assets	10,304	8,419
Credit risk
Sub-classifications of financial information
Net exposure	438,200	372,500
Adjustment to carrying amount from exposure	13,000	19,100
Carrying amount	451,200	391,600
Derivative exposure after netting	6,400	6,000
Credit risk | Central governments
Sub-classifications of financial information
Net exposure	227,300	185,500
Credit risk | Regional governments
Sub-classifications of financial information
Net exposure	23,300	15,300
Credit risk | Multilateral development banks
Sub-classifications of financial information
Net exposure	6,500	3,000
Credit risk | Public sector entity
Sub-classifications of financial information
Net exposure	2,100	5,400
Credit risk | Financial institutions
Sub-classifications of financial information
Net exposure	33,600	41,200
Credit risk | Corporates
Sub-classifications of financial information
Net exposure	145,400	122,100
Credit risk | Financial assets
Sub-classifications of financial information
Adjustment to carrying amount from exposure	13,300	25,100
Carrying amount of financial assets	370,900	331,500
Credit risk | Financial assets | Central governments
Sub-classifications of financial information
Net exposure	162,100	136,100
Credit risk | Financial assets | Regional governments
Sub-classifications of financial information
Net exposure	22,400	14,300
Credit risk | Financial assets | Multilateral development banks
Sub-classifications of financial information
Net exposure	6,100	3,000
Credit risk | Financial assets | Public sector entity
Sub-classifications of financial information
Net exposure	2,100	5,400
Credit risk | Financial assets | Financial institutions
Sub-classifications of financial information
Net exposure	32,500	34,900
Credit risk | Financial assets | Corporates
Sub-classifications of financial information
Net exposure	132,400	112,700
Credit risk | Cash and cash equivalents
Sub-classifications of financial information
Adjustment to carrying amount from exposure		100
Carrying amount of financial assets	4,100	11,100
Credit risk | Cash and cash equivalents | Central governments
Sub-classifications of financial information
Net exposure	3,000	2,000
Credit risk | Cash and cash equivalents | Regional governments
Sub-classifications of financial information
Net exposure		0
Credit risk | Cash and cash equivalents | Multilateral development banks
Sub-classifications of financial information
Net exposure		0
Credit risk | Cash and cash equivalents | Public sector entity
Sub-classifications of financial information
Net exposure		0
Credit risk | Cash and cash equivalents | Financial institutions
Sub-classifications of financial information
Net exposure	1,100	9,000
Credit risk | Cash and cash equivalents | Corporates
Sub-classifications of financial information
Net exposure	0	0
Credit risk | Treasuries/government bonds
Sub-classifications of financial information
Adjustment to carrying amount from exposure		0
Carrying amount of financial assets	15,000	10,900
Credit risk | Treasuries/government bonds | Central governments
Sub-classifications of financial information
Net exposure	15,000	10,900
Credit risk | Treasuries/government bonds | Regional governments
Sub-classifications of financial information
Net exposure		0
Credit risk | Treasuries/government bonds | Multilateral development banks
Sub-classifications of financial information
Net exposure		0
Credit risk | Treasuries/government bonds | Public sector entity
Sub-classifications of financial information
Net exposure		0
Credit risk | Treasuries/government bonds | Financial institutions
Sub-classifications of financial information
Net exposure		0
Credit risk | Treasuries/government bonds | Corporates
Sub-classifications of financial information
Net exposure		0
Credit risk | Other interest-bearing securities except loans
Sub-classifications of financial information
Adjustment to carrying amount from exposure	(100)	4,600
Carrying amount of financial assets	57,100	45,900
Credit risk | Other interest-bearing securities except loans | Central governments
Sub-classifications of financial information
Net exposure	15,000	6,700
Credit risk | Other interest-bearing securities except loans | Regional governments
Sub-classifications of financial information
Net exposure	20,200	11,600
Credit risk | Other interest-bearing securities except loans | Multilateral development banks
Sub-classifications of financial information
Net exposure	5,300	2,600
Credit risk | Other interest-bearing securities except loans | Public sector entity
Sub-classifications of financial information
Net exposure	2,100	5,400
Credit risk | Other interest-bearing securities except loans | Financial institutions
Sub-classifications of financial information
Net exposure	14,600	11,900
Credit risk | Other interest-bearing securities except loans | Corporates
Sub-classifications of financial information
Net exposure		3,100
Credit risk | Loans in the form of interest-bearing securities
Sub-classifications of financial information
Adjustment to carrying amount from exposure	(200)	(100)
Carrying amount of financial assets	54,300	46,600
Credit risk | Loans in the form of interest-bearing securities | Central governments
Sub-classifications of financial information
Net exposure	3,000	3,000
Credit risk | Loans in the form of interest-bearing securities | Regional governments
Sub-classifications of financial information
Net exposure		0
Credit risk | Loans in the form of interest-bearing securities | Multilateral development banks
Sub-classifications of financial information
Net exposure		0
Credit risk | Loans in the form of interest-bearing securities | Public sector entity
Sub-classifications of financial information
Net exposure		0
Credit risk | Loans in the form of interest-bearing securities | Financial institutions
Sub-classifications of financial information
Net exposure		0
Credit risk | Loans in the form of interest-bearing securities | Corporates
Sub-classifications of financial information
Net exposure	51,500	43,700
Credit risk | Loans to credit institutions
Sub-classifications of financial information
Adjustment to carrying amount from exposure	10,700	11,600
Carrying amount of financial assets	22,100	20,800
Cash collateral under the security agreements for derivative contracts	10,700	10,400
Credit risk | Loans to credit institutions | Central governments
Sub-classifications of financial information
Net exposure	5,900	3,600
Credit risk | Loans to credit institutions | Regional governments
Sub-classifications of financial information
Net exposure	1,500	2,400
Credit risk | Loans to credit institutions | Multilateral development banks
Sub-classifications of financial information
Net exposure		0
Credit risk | Loans to credit institutions | Public sector entity
Sub-classifications of financial information
Net exposure		0
Credit risk | Loans to credit institutions | Financial institutions
Sub-classifications of financial information
Net exposure	3,300	2,500
Credit risk | Loans to credit institutions | Corporates
Sub-classifications of financial information
Net exposure	700	700
Credit risk | Loans to the public
Sub-classifications of financial information
Adjustment to carrying amount from exposure	(1,300)	(1,000)
Carrying amount of financial assets	207,700	180,300
Credit risk | Loans to the public | Central governments
Sub-classifications of financial information
Net exposure	120,200	109,900
Credit risk | Loans to the public | Regional governments
Sub-classifications of financial information
Net exposure	700	300
Credit risk | Loans to the public | Multilateral development banks
Sub-classifications of financial information
Net exposure	800	400
Credit risk | Loans to the public | Public sector entity
Sub-classifications of financial information
Net exposure		0
Credit risk | Loans to the public | Financial institutions
Sub-classifications of financial information
Net exposure	7,100	5,500
Credit risk | Loans to the public | Corporates
Sub-classifications of financial information
Net exposure	80,200	65,200
Credit risk | Derivatives
Sub-classifications of financial information
Adjustment to carrying amount from exposure	3,900	2,400
Carrying amount of financial assets	10,300	8,400
Credit risk | Derivatives | Central governments
Sub-classifications of financial information
Net exposure		0
Credit risk | Derivatives | Regional governments
Sub-classifications of financial information
Net exposure		0
Credit risk | Derivatives | Multilateral development banks
Sub-classifications of financial information
Net exposure		0
Credit risk | Derivatives | Public sector entity
Sub-classifications of financial information
Net exposure		0
Credit risk | Derivatives | Financial institutions
Sub-classifications of financial information
Net exposure	6,400	6,000
Credit risk | Derivatives | Corporates
Sub-classifications of financial information
Net exposure	0	0
Credit risk | Other assets
Sub-classifications of financial information
Adjustment to carrying amount from exposure	300	7,500
Carrying amount of financial assets	300	7,500
Credit risk | Other assets | Central governments
Sub-classifications of financial information
Net exposure		0
Credit risk | Other assets | Regional governments
Sub-classifications of financial information
Net exposure		0
Credit risk | Other assets | Multilateral development banks
Sub-classifications of financial information
Net exposure		0
Credit risk | Other assets | Public sector entity
Sub-classifications of financial information
Net exposure		0
Credit risk | Other assets | Financial institutions
Sub-classifications of financial information
Net exposure		0
Credit risk | Other assets | Corporates
Sub-classifications of financial information
Net exposure		0
Credit risk | Contingent liabilities and commitments
Sub-classifications of financial information
Adjustment to carrying amount from exposure	(300)	(6,000)
Contingent liabilities and commitments	80,300	60,100
Credit risk | Contingent liabilities and commitments | Central governments
Sub-classifications of financial information
Net exposure	65,200	49,400
Credit risk | Contingent liabilities and commitments | Regional governments
Sub-classifications of financial information
Net exposure	900	1,000
Credit risk | Contingent liabilities and commitments | Multilateral development banks
Sub-classifications of financial information
Net exposure	400	0
Credit risk | Contingent liabilities and commitments | Public sector entity
Sub-classifications of financial information
Net exposure		0
Credit risk | Contingent liabilities and commitments | Financial institutions
Sub-classifications of financial information
Net exposure	1,100	6,300
Credit risk | Contingent liabilities and commitments | Corporates
Sub-classifications of financial information
Net exposure	kr 13,000	kr 9,400